PREPAYMENTS AND OTHER ASSETS (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SCHEDULE OF PREPAID EXPENSES AND DEPOSITS

	As of June 30, 2021	As of December 31, 2020
Receivables from sales distributors	$32,820	$35,302
Deposits to suppliers	273,109	261,068
Subtotal	305,929	296,370
Less: Provision for doubtful accounts	(121,622)	-
Total	$184,307	$296,370

	As of December 31, 2020	As of December 31, 2019
Prepaid expenses	$-	$2,641
Receivables from sales distributors	35,302	-
Deposits to suppliers	261,068	266,552
Total	$296,370	$269,193

Superior Living SDN. BHD. [Member]
SCHEDULE OF PREPAID EXPENSES AND DEPOSITS	Prepayments and other assets consist of the following:
	March 31, 2020	December 31, 2019

Deposits to suppliers	$274,558	$396,731
Deposits to service providers	43,709	88,149
Total	$318,267	$484,880

SCHEDULE OF PREPAYMENTS AND OTHER ASSETS	Prepayments and other assets consist of the following:
	December 31, 2019	December 31, 2018

Deposits to suppliers	$396,731	$429,456
Deposits to service providers	88,149	39,394
Total	$484,880	$468,850